Regulatory Net Worth and Agency Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fannie Mae - PLS
Regulatory Net Worth and Agency Capital Requirements
Net worth	$ 409,552	$ 172,843
Required	83,148	35,947
Freddie Mac - PLS
Regulatory Net Worth and Agency Capital Requirements
Net worth	409,860	173,273
Required	3,001	2,556
Ginnie Mae - Issuer - PLS
Regulatory Net Worth and Agency Capital Requirements
Net worth	388,125	152,782
Required	102,619	23,886
Ginnie Mae - Issuer's parent - PennyMac
Regulatory Net Worth and Agency Capital Requirements
Net worth	598,198	227,560
Required	112,881	26,275
HUD - PLS
Regulatory Net Worth and Agency Capital Requirements
Net worth	388,125	152,782
Required	$ 2,500	$ 1,000